Schedule II (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowances and reserves, beginning balance	$ 37,954		$ 61,490		$ 56,824
Valuation allowances and reserves, charged to cost and expenses	44,540		(20,085)		6,204
Valuation allowances and reserves, deductions	(9,979)	[1]	(3,451)	[1]	(1,538)	[1]
Valuation allowances and reserves, ending balance	72,515		37,954		61,490
Allowance for note receivable for affiliated entity
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowances and reserves, beginning balance			33,150	[2]	33,150
Valuation allowances and reserves, charged to cost and expenses			(33,150)	[2]	0
Valuation allowances and reserves, deductions			0	[1],[2]	0	[1]
Valuation allowances and reserves, ending balance			0	[2]	33,150	[2]
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowances and reserves, beginning balance	2,117	[3]	2,454		1,697
Valuation allowances and reserves, charged to cost and expenses	280	[3]	117		2,295
Valuation allowances and reserves, deductions	(2,397)	[1],[3]	(454)	[1]	(1,538)	[1]
Valuation allowances and reserves, ending balance	0	[3]	2,117	[3]	2,454
Valuation allowance on deferred income tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation allowances and reserves, beginning balance	35,837	[4]	25,886		21,977
Valuation allowances and reserves, charged to cost and expenses	44,260	[4]	12,948		3,909
Valuation allowances and reserves, deductions	(7,582)	[1],[4]	(2,997)	[1]	0	[1]
Valuation allowances and reserves, ending balance	$ 72,515	[4]	$ 35,837	[4]	$ 25,886

[1]	Deductions for Allowance for doubtful accounts represent the write off of uncollectible accounts or reductions to allowances previously provided. Deductions for Valuation allowance on deferred income tax assets represent changes in timing differences between periods.
[2]	On September 26, 2011, the Company entered into a settlement agreement with the T-Bird Parties to settle all outstanding litigation with T-Bird. In accordance with the terms of the settlement agreement, T-Bird agreed to pay $33.3 million to the Company, which included $33.2 million to satisfy the T-Bird promissory note that the Company purchased from T-Bird’s former lender. The settlement payment was received in November 2011, and $33.2 million was recorded as Recovery of note receivable from affiliated entity in the Company’s Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2011.
[3]	In 2009, the Company received a promissory note for the full sale price of its Cheeseburger in Paradise concept ($2.0 million), which subsequently became fully reserved in 2010. In the fourth quarter of 2012, the Company collected the outstanding amounts under the terms of the promissory note, which included accrued interest charges, and released the Allowance for doubtful accounts balance in full.
[4]	The charges to the valuation allowance for the year ended December 31, 2012 were primarily due to the tax benefits associated with tax goodwill related to the joint venture and limited partnership interests purchased and the deferred gain recorded for the Sale-Leaseback Transaction. Of the aggregate charges, $15.8 million was recorded in Additional paid-in capital.